Investment Objectives and Goals - Innovator International Developed Managed 10 Buffer ETF	Feb. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Managed 10 Buffer ETF™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).